Average Annual Total Returns			12 Months Ended	60 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
R6 Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.67%	8.37%	1.57%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.19%	8.39%	1.47%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.21%	8.29%	1.48%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.57%	6.14%	(0.23%)
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.97%	4.87%	0.38%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.89%	8.03%	0.00%
Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	0.02%	7.30%	(0.36%)

[1]	R6 Class shares commenced operations on 12/15/2020.
[2]	Institutional Class and Advisor Class shares commenced operations on 06/10/2020.
[3]	Investor Class shares commenced operations on 01/28/2022.
[4]	Bloomberg U.S. Aggregate Bond Index since inception return is calculated using 06/10/2020, which is the date the Fund commenced operations.